COMMITMENT AND CONTINGENCY	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCY

NOTE 17 – COMMITMENT AND CONTINGENCY

Contingencies

The Group is involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Group’s consolidated financial statements.